Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
2 1	INVENTORIES

	December 31, 2021	December 31, 2020
	RMB	RMB
Crude oil and other raw materials	40,334	35,855
Work in progress	15,393	12,387
Finished goods	88,811	80,739
Spare parts and consumables	91	75

	144,629	129,056
Less: Write down in inventories	(781)	(517)

	143,848	128,539